LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 734,208	¥ 397,213
Outstanding loans (net of debt issuance costs)	10,285,461	8,768,997
Debt issuance costs	277,563	¥ 273,822
Credit facilities
Loans and Borrowings
Total working capital and project financing credit facilities	17,814,872
Unused amount	6,555,311
Loan drew down	11,259,561
Credit facilities | Short-term borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	734,208
Debt issuance costs	690
Credit facilities | Long-term borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	10,285,461
Debt issuance costs	¥ 239,202
Minimum
Loans and Borrowings
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
Loans and Borrowings
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	13 years